Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash	$ 372,165	$ 39,938
Total Current Assets	372,165	39,938
Construction in process	15,400,913
Land	6,635,932
Restricted cash and cash equivalents	811,084
Right of use assets	38,911
Investments held in Trust Account		3,237,676
Total Assets	23,259,005	3,277,614
Current Liabilities
Accounts payable and accrued expenses	10,019,784	2,594,035
Accrued franchise tax	182,369	23,571
Accrued excise tax	3,215,098	2,649,197
Income taxes payable	342,651	278,518
Notes Payable—Sponsor	5,273,225	5,393,225
Convertible promissory note, net of debt discount	1,900,000	1,255,062
Conversion event liability	726,944	684,887
Working Capital Loan—related party	17,935	17,935
Due to Endeavor	47,319
Promissory Note to Sellers	12,000,000
Lease liability, current	1,449
Total Current Liabilities	35,871,254	13,387,910
Asset retirement obligation	556,884
Lease liability, non-current	37,138
Surety reclamation deposit	308,848
Warrant liabilities	7,238,000	4,180,000
Deferred underwriting fee payable	0	8,050,000
Total Liabilities	44,012,124	25,617,910
Commitments and Contingencies (Note 9)
Class A Common Stock subject to possible redemption. 0 and 249,659 shares at redemption value of approximately $0.00 and $12.61 per share at December 31, 2025 and 2024, respectively.		3,148,662
Stockholders’ Deficit:
Preferred Stock, $0.0001 par value; 10,000,000 and 1,000,000 shares authorized, no shares issued or outstanding, respectively
Common Stock, value	658
Additional paid-in capital	19,868,343
Accumulated deficit	(40,622,120)	(25,489,533)
Total Stockholders’ Deficit	(20,753,119)	(25,488,958)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Deficit	23,259,005	3,277,614
Class A Common Stock
Stockholders’ Deficit:
Common Stock, value		575
Class B Common Stock
Stockholders’ Deficit:
Common Stock, value
Related Party
Current Liabilities
Advances from related parties	100,770	100,770
Notes Payable—related parties	$ 2,043,710	$ 390,710